Average Annual Total Returns - FidelityNewJerseyMunicipalMoneyMarketFund-PremiumPRO - FidelityNewJerseyMunicipalMoneyMarketFund-PremiumPRO - Fidelity New Jersey Municipal Money Market Fund - Fidelity New Jersey Municipal Money Market Fund - Premium Class - Return Before Taxes
Jan. 28, 2023
Average Annual Return:
Past 1 year	0.92%
Past 5 years	0.73%
Past 10 years	0.45%